CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Construction Contracts [Abstract]
Contract costs incurred to date	$ 12,129	$ 20,455	$ 9,761
Profit recognized to date (less recognized losses)	558	1,946	498
Contract costs incurred and profit recognized (less recognized losses)	12,687	22,401	10,259
Less: progress billings	(12,919)	(23,546)	(10,189)
Contract work in progress (liability)	(232)	(1,145)	70
Comprising:
Amounts due from customers — work in progress	195	563	309
Amounts due to customers — creditors	(427)	(1,708)	(239)
Contract work in progress (liability)	(232)	$ (1,145)	$ 70
Change in Amounts due from customers asset, billed amounts	1,446
Change in Amounts due from customers asset, additions to work in progress	1,340
Change in amounts due from customers asset, acquisitions	490
Change in amounts due from customers liability, billed amounts	1,828
Change in amounts due from customers liability additions to work in progress	1,974
Change in amounts due from customers liability, acquisitions	$ 1,168